Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) and Reclassification Adjustments, Including Amounts Attributable to Noncontrolling Interests (Detail) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Foreign currency translation adjustments, Pre-tax
Foreign currency translation adjustments arising during period, Pre-tax	¥ 61,830	¥ (2,665)	¥ (16,667)
Reclassification adjustments for gains and losses realized in net income, Pre-tax	134	105	139
Unrealized gains (losses) from securities, Pre-tax
Unrealized holding gains (losses) arising during period, Pre-tax	156	(358)	(1,739)
Reclassification adjustments for gains and losses realized in net income, Pre-tax	88	253	190
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges, Pre-tax
Unrealized gains (losses) arising during period, Pre-tax	93	(541)	546
Reclassification adjustments for gains and losses realized in net income, Pre-tax	196	291	(192)
Pension liability adjustment, Pre-tax
Actuarial losses arising during period, Pre-tax	(328)	(831)	(657)
Prior service credit (cost) arising during period, Pre-tax		(10)	841
Reclassification adjustments for actuarial gains and losses realized in net income, Pre-tax	130	891	688
Reclassification adjustments for prior service credit and cost realized in net income, Pre-tax	(152)	463	(135)
Other comprehensive income (loss), Pre-tax	62,147	(2,402)	(16,986)
Foreign currency translation adjustments, Tax benefit (expense)
Foreign currency translation adjustments arising during period, Tax benefit (expense)			67
Reclassification adjustments for gains and losses realized in net income, Tax benefit (expense)
Unrealized gains (losses) from securities, Tax benefit (expense)
Unrealized holding gains (losses) arising during period, Tax benefit (expense)	(56)	129	714
Reclassification adjustments for gains and losses realized in net income, Tax benefit (expense)	(37)	(31)	(72)
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges, Tax benefit (expense)
Unrealized gains (losses) arising during period, Tax benefit (expense)	(30)	216	(208)
Reclassification adjustments for gains and losses realized in net income, Tax benefit (expense)	(90)	(112)	73
Pension liability adjustment, Tax benefit (expense)
Actuarial losses arising during period, Tax benefit (expense)	(93)	114	267
Prior service credit (cost) arising during period, Tax benefit (expense)		4	(345)
Reclassification adjustments for actuarial gains and losses realized in net income, Tax benefit (expense)	(45)	(340)	(282)
Reclassification adjustments for prior service credit and cost realized in net income, Tax benefit (expense)	55	(198)	56
Other comprehensive income (loss), Tax benefit (expense)	(296)	(218)	270
Foreign currency translation adjustments, Net-of-tax
Foreign currency translation adjustments arising during period, Net-of-tax	61,830	(2,665)	(16,600)
Reclassification adjustments for gains and losses realized in net income, Net-of-tax	134	105	139
Unrealized gains (losses) from securities, Net-of-tax
Unrealized holding gains (losses) arising during period, Net-of-tax	100	(229)	(1,025)
Reclassification adjustments for gains and losses realized in net income, Net-of-tax	51	222	118
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges, Net-of-tax
Unrealized gains (losses) arising during period, Net-of-tax	63	(325)	338
Reclassification adjustments for gains and losses realized in net income, Net-of-tax	106	179	(119)
Pension liability adjustment, Net-of-tax
Actuarial losses arising during period, Net-of-tax	(421)	(717)	(390)
Prior service credit (cost) arising during period, Net-of-tax		(6)	496
Reclassification adjustments for actuarial gains and losses realized in net income, Net-of-tax	85	551	406
Reclassification adjustments for prior service credit and cost realized in net income, Net-of-tax	(97)	265	(79)
Other comprehensive income (loss), Net-of-tax	¥ 61,851	¥ (2,620)	¥ (16,716)